Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 24, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018